Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2021		1,407
Total net foreign currency translation adjustments	(470)
Total defined benefit pension adjustment	2,934
Total reclassification adjustments under ASC 830-30-40-1	2,402
Total other reclassification adjustments	(338)
Total other comprehensive income/(loss), net		4,528
Accumulated other comprehensive income as at December 31, 2022		5,935
Total net foreign currency translation adjustments	(743)
Total defined benefit pension adjustment	(1,151)
Total other comprehensive income/(loss), net		(1,894)
Accumulated other comprehensive income as at December 31, 2023		4,041